SCHEDULE OF FUTURE MINIMUM LEASE PAYMENT UNDER NON-CANCELLABLE (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating Leases, Remaining for 2025	$ 118,497
Finance Lease, Remaining for 2025	336,379
Operating Leases, Year one	159,282	$ 157,837
Finance Leases, Year one	270,395	448,505
Operating Leases, Year two	110,063	159,282
Finance Leases, Year two	202,970	270,395
Operating Leases, Year three	40,616	110,063
Finance Leases, Year three		202,970
Operating Leases, Year four	42,252	40,616
Finance Leases, Year four
Operating Leases, Year five		42,252
Finance Leases, Year five
Operating Leases, Year six and thereafter	28,919	28,919
Finance Leases, Year six and thereafter
Operating Leases, Total undiscounted cash flows	499,629	538,969
Finance Leases, Total undiscounted cash flows	809,744	921,870
Operating Leases, Less discounting	(60,872)	(69,373)
Finance Leases, Less discounting	(70,261)	(82,121)
Operating Leases, Present value of lease liabilities	438,757	469,596	$ 377,709
Finance Leases, Present value of lease liabilities	$ 739,483	$ 839,749	$ 1,200,930